STATEMENTS OF CASH FLOW (USD $)	6 Months Ended		12 Months Ended		120 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,999,091)	$ (2,071,634)	$ (3,912,326)	$ (4,556,538)	$ (32,328,365)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges					4,392,456
Amortization of prepaid expenses					75,000
Warrants issued for services	72,701	26,837	135,851	291,326	4,194,624
Stock options issued for services	345,189	495,084	674,897	1,816,430	7,464,705
Common stock issued for services and fees	4,742	204,274	212,156	132,420	1,668,447
Purchase right agreement amortization					132,058
Depreciation and amortization of patents	71,502	59,333	126,773	79,217	349,417
Realized gain on investments					(3,911)
Realized gain on disposal of assets					(637)
(Increase) decrease in assets
Receivables					(30,461)
Prepaid expenses and other current assets	(66,071)	(76,793)	(42,229)	(48,219)	(132,204)
Increase (decrease) in liabilities
Accounts payable	37,783	18,715	(30,974)	(43,449)	198,325
Accounts payable and accrued expenses- related parties	5,732	36,532	(6,789)	(14,610)	(42,109)
Accrued expenses	24,660	6,717	4,611	(25,039)	85,489
Net cash used in operating activities	(1,502,853)	(1,300,935)	(2,838,030)	(2,368,462)	(13,977,166)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(36,785)	(26,493)	(69,875)	(83,248)	(592,910)
Proceeds from sale of available for sale securities					203,911
Proceeds from receipt of note receivable					100,000
Purchase of available for sale securities					(200,000)
Purchase of equipment, furniture and leasehold improvements	(92,239)	(99,522)	(109,278)	(265,634)	(561,157)
Net cash used in investing activities	(129,024)	(126,015)	(179,153)	(348,882)	(1,050,156)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement	2,060,000				7,495,524
Common stock rescinded, private placement					(200,000)
Issuance of common stock, exercise of options and warrants	153,830	88,282	72,508	444,400	2,093,912
Issuance of common stock, exercise of purchase right agreement					45,138
Issuance of common stock, institutional investor	177,660	1,800,000	2,278,500	4,849,999	7,328,499
Repayment of notes payable					(14,970)
Proceeds from subscription receivable					19,000
Advances to stockholders					(4,933)
Proceeds from convertible notes					529,000
Advances from officers					1,498
Net cash provided by financing activities	2,391,490	1,888,282	2,351,008	5,294,399	17,292,668
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	759,613	461,332	(666,175)	2,577,055	2,265,346
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,270,704	2,936,879	2,936,879	359,824	5,328
CASH AND CASH EQUIVALENTS - END OF PERIOD	3,030,317	2,732,036	2,270,704	2,936,879	2,270,704
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR: Interest				109	23,341
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges					3,142,400
Warrants issued in exchange for deferred charges					1,581,056
Common stock issued as settlement for accounts payable					74,708
Accrued interest contributed as capital					35,624
Common stock issued in the conversion of notes payable					529,000
Acquisition of automobile through loan payable					24,643
Common stock issued upon exercise of a warrant in exchange for receivable					75,000
Insurance company pay off of note payable					9,673
Receivable for issuance of common stock					210,001
Contribution of officer accrued payroll					52,129
Common stock issued for prepaid expense					$ 75,000